Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit for the year, net	$ 719,063	$ 477,521	$ 396,955
Items related to operating activities:
Allowance for expected credit losses	44
Share-based payments	55,989	34,923	23,133
Net increase in provisions	2,507	1,261	(578)
Net changes in foreign exchange rate	144	453	(18,458)
Discount of assets and liabilities at present value	23,652	(933)	(2,137)
Discount for well plugging and abandonment	2,434	1,312	2,387
Income tax expense	285,608	113,306	148,404
Other non-cash costs related to the transfer of conventional assets	29,016	33,570	27,539
Employee benefits	788	489	300
Items related to investing activities:
Impairment of long-lived assets	38,252	(4,207)	24,585
Gain from Business Combination	(490,530)	0	0
Interest income	(10,594)	(4,535)	(1,235)
Changes in the fair value of financial assets	(18,471)	(14,120)	(19,437)
Depreciation and depletion	730,248	431,788	272,371
Amortization of intangible assets	8,655	5,911	4,059
Income (loss) from investment in associates	5,214
Gain related to the transfer of conventional assets	0	0	(89,659)
Gain from farmout agreement	0	0	(24,429)
Items related to financing activities:
Interest expense	163,356	62,499	21,879
Amortized cost	7,880	1,649	1,810
Interest expense on lease liabilities	3,320	3,093	2,894
Other taxes interest	55,101	0	0
Other financial income (expense)	14,123	(14,855)	26,381
Remeasurement in borrowings			72,044
Changes in working capital:
Trade and other receivables	(221,134)	(210,622)	(81,260)
Inventories	(1,046)	(1,720)	2,058
Trade and other payables	(39,172)	112,380	61,230
Payments of employee benefits	(494)	(424)	(283)
Salaries and payroll taxes	(109,852)	(16,247)	(26,441)
Other taxes and royalties	(24,660)	(23,396)	(43,507)
Provisions	(1,600)	(751)	(1,359)
Income tax payment	(431,650)	(29,319)	(67,213)
Net cash flows provided by operating activities	796,191	959,026	712,033
Cash flows from investing activities:
Payments for acquisitions of property, plant and equipment and biological assets	(1,455,411)	(1,052,530)	(688,437)
Interest received	10,594	4,535	1,235
Payments for acquisitions of other intangible assets	(11,720)	(11,328)	(7,293)
Proceeds from the transfer of conventional assets	5,734	10,734	10,000
Payments for investments in associates	(56,706)	(3,287)	(2,176)
Payment for Business Combination, net of cash acquired	(841,555)
Proceeds from farmout agreement			26,650
Prepayment of leases		(13,200)	(14,292)
Payments for the acquisition of AFBN assets			(25,000)
Net cash flows (used in) investing activities	(2,349,064)	(1,051,876)	(699,313)
Cash flows from financing activities:
Proceeds from borrowings	2,838,173	1,320,897	318,169
Payment of borrowings principal	(1,173,623)	(470,351)	(211,499)
Payment of borrowings interest	(148,310)	(53,897)	(22,993)
Payment of borrowings cost	(17,935)	(7,631)	(1,779)
Payments of other taxes interest	(22,045)
Payments of other financial results	(7,948)	8,680	(25,562)
Payments of lease	(90,772)	(56,641)	(36,780)
Share repurchase	(50,000)	(99,846)
Net cash flows provided by financing activities	1,327,540	641,211	19,556
Net (decrease) increase in cash and cash equivalents	(225,333)	548,361	32,276
Cash and cash equivalents at beginning of year	755,610	209,516	241,956
Effect of exposure to changes in the foreign currency rate and other financial results of cash and cash equivalents	(4,093)	(2,267)	(64,716)
Net (decrease) increase in cash and cash equivalents	(225,333)	548,361	32,276
Cash and cash equivalents at end of year	526,184	755,610	209,516
Significant transactions that generated no cash flows
Acquisition of Vista Lach through the issuance of Series A shares and an increase in trade and other payables	506,754
Acquisition of property, plant and equipment through increase in trade and other payables	141,181	341,448	152,607
Acquisition of property, plant and equipment through increase in trade and other payables, related to the Farmout Agreement	109,538
Changes in well plugging and abandonment with an impact in property, plant and equipment	$ 5,397	$ 23,325	(930)
Disposal for transfer of conventional assets through increase in trade and other receivables			$ (116,071)